Inventories and Theatrical Film and Television Production Costs	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories and Theatrical Film and Television Production Costs

NOTE 10. INVENTORIES AND THEATRICAL FILM AND TELEVISION PRODUCTION COSTS

Film and television production costs are stated at the lower of cost, less accumulated amortization, or fair value and include the unamortized cost of completed theatrical films and television episodes, theatrical films and television series in production and undeveloped film and television rights. The amount of capitalized film and television production costs recognized as broadcast, programming and operations expenses for a given period is determined using the film forecast computation method.

The following table summarizes inventories and theatrical film and television production costs as of December 31:

2018
Inventories:
Programming costs, less amortization[1]	$4,097
Other inventory, primarily DVD and Blu-ray Discs	146
Total inventories	4,243
Less: current portion of inventory	(2,420)
Total noncurrent inventories	1,823

Theatrical film production costs:[2]
Released, less amortization	451
Completed and not released	435
In production	866
Development and pre-production	159

Television production costs:[2]
Released, less amortization	965
Completed and not released	1,087
In production	1,898
Development and pre-production	29
Total theatrical film and television production costs	5,890
Total noncurrent inventories and theatrical film and television production costs	$7,713
[1]	Includes the costs of certain programming rights, primarily sports, for which payments have been made prior to the related rights being received.
[2]	Does not include $7,826 of acquired film and television library intangible assets as of December 31, 2018, which are included in
"Other Intangible Assets - Net" on our consolidated balance sheet.

Approximately 90% of unamortized film costs for released theatrical and television content are expected to be amortized within three years from December 31, 2018. In addition, approximately $2,298 of the film costs of released and completed and not released theatrical and television product are expected to be amortized during 2019.